Share Capital and Reserves - Summary of Company's Stock Options Outstanding and Exercisable (Detail)	12 Months Ended
	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options	36,617,495	36,237,148	37,858,334
Number Exercisable	27,706,487
Exercise Price	$ 2.14	$ 1.98	$ 1.42
0.50 exercise price expire on May 27, 2020 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options	2,850,000
Number Exercisable	2,850,000
Exercise Price	$ 0.500
Remaining Contractual Life	4 months 27 days
Expiry Date	May 27, 2020
2.93 Exercise Price Expire on November 29, 2020 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options	1,000,000
Number Exercisable	1,000,000
Exercise Price	$ 2.930
Remaining Contractual Life	11 months 1 day
Expiry Date	Nov. 29, 2020
2.85 Exercise Price Expire on November 29, 2020 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options	500,000
Number Exercisable	333,334
Exercise Price	$ 2.850
Remaining Contractual Life	11 months 1 day
Expiry Date	Nov. 29, 2020
2.41 Exercise Price Expire on November 29, 2020 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options	166,667
Number Exercisable	166,667
Exercise Price	$ 2.410
Remaining Contractual Life	11 months 1 day
Expiry Date	Nov. 29, 2020
1.920 Exercise Price Expire on November 29, 2020[member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options	166,667
Number Exercisable	83,333
Exercise Price	$ 1.920
Remaining Contractual Life	11 months 1 day
Expiry Date	Nov. 29, 2020
0.640 Exercise Price Expire on December 16, 2020 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options	3,250,000
Number Exercisable	3,250,000
Exercise Price	$ 0.640
Remaining Contractual Life	11 months 15 days
Expiry Date	Dec. 16, 2020
2.69 Exercise Price Expire on June 8, 2021 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options	250,000
Number Exercisable	250,000
Exercise Price	$ 2.690
Remaining Contractual Life	1 year 5 months 8 days
Expiry Date	Jun. 08, 2021
2.65 Exercise Price Expire on June 23, 2021 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options	4,425,000
Number Exercisable	4,425,000
Exercise Price	$ 2.650
Remaining Contractual Life	1 year 5 months 23 days
Expiry Date	Jun. 23, 2021
2.24 Exercise Price Expire on December 15, 2021 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options	2,750,000
Number Exercisable	2,750,000
Exercise Price	$ 2.240
Remaining Contractual Life	1 year 11 months 15 days
Expiry Date	Dec. 15, 2021
3.11 Exercise Price Expire on April 22, 2022 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options	250,000
Number Exercisable	250,000
Exercise Price	$ 3.110
Remaining Contractual Life	2 years 3 months 21 days
Expiry Date	Apr. 22, 2022
2.93 Exercise Price Expire On November 13, 2022 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options	125,000
Number Exercisable	125,000
Exercise Price	$ 2.930
Remaining Contractual Life	2 years 10 months 13 days
Expiry Date	Nov. 13, 2022
3.39 Exercise Price Expire on December 14, 2022 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options	3,725,000
Number Exercisable	3,725,000
Exercise Price	$ 3.390
Remaining Contractual Life	2 years 11 months 15 days
Expiry Date	Dec. 14, 2022
2.39 Exercise Price Expire on April 13, 2023 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options	475,000
Number Exercisable	316,666
Exercise Price	$ 2.390
Remaining Contractual Life	3 years 3 months 10 days
Expiry Date	Apr. 13, 2023
2.85 Exercise Price Expire on June 8, 2023 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options	4,025,000
Number Exercisable	2,683,333
Exercise Price	$ 2.850
Remaining Contractual Life	3 years 5 months 8 days
Expiry Date	Jun. 08, 2023
2.66 Exercise Price Expire on June 20, 2023 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options	100,000
Number Exercisable	66,667
Exercise Price	$ 2.660
Remaining Contractual Life	3 years 5 months 19 days
Expiry Date	Jun. 20, 2023
2.49 Exercise Price Expire on August21, 2023 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options	720,482
Number Exercisable	520,482
Exercise Price	$ 2.490
Remaining Contractual Life	3 years 7 months 20 days
Expiry Date	Aug. 21, 2023
2.41 Exercise Price Expire on December31, 2023 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options	2,800,000
Number Exercisable	1,866,664
Exercise Price	$ 2.410
Remaining Contractual Life	4 years
Expiry Date	Dec. 31, 2023
2.27 Exercise Price Expire on March 21, 2024 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options	500,000
Number Exercisable	166,667
Exercise Price	$ 2.270
Remaining Contractual Life	4 years 2 months 19 days
Expiry Date	Mar. 21, 2024
2.22 Exercise Price Expire on March 27, 2024 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options	250,000
Number Exercisable	83,334
Exercise Price	$ 2.220
Remaining Contractual Life	4 years 2 months 26 days
Expiry Date	Mar. 27, 2024
1.92 Exercise Price Expire on June 12, 2024 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options	3,800,000
Number Exercisable	1,266,667
Exercise Price	$ 1.920
Remaining Contractual Life	4 years 5 months 12 days
Expiry Date	Jun. 12, 2024
1.59 Exercise Price Expire on August 16, 2024 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options	188,679
Number Exercisable	94,340
Exercise Price	$ 1.590
Remaining Contractual Life	4 years 7 months 17 days
Expiry Date	Aug. 16, 2024
1.59 Exercise Price Expire on December 24,2024 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options	4,300,000
Number Exercisable	1,433,333
Exercise Price	$ 1.590
Remaining Contractual Life	4 years 11 months 26 days
Expiry Date	Dec. 24, 2024